Current Accounts and Other Demand Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Current Accounts and Other Demand Deposits
Current accounts		$ 7,200,050	$ 6,907,655
Other demand deposits		1,081,223	856,711
Other deposits and accounts		634,433	556,782
Total	$ 14,486,954	$ 8,915,706	$ 8,321,148